SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

Employee Share options:

During the years ended December 31, 2016, 2017 and 2018, options to purchase 1,801,900, 2,303,900 shares and 5,296,204 shares respectively, were granted to the Group’s employees. The weighted-average grant-date exercise price of the options granted to employees in 2016, 2017 and 2018 was US$1.73, US$1.84 and US$2.17 per share, respectively. The options granted have a contractual term of 10 years and generally vest over a four-year period, with two typical vesting schedules: (1) 40% of the awards vesting one year after the grant date, with the remaining 60% of the awards vesting evenly on an annual basis over the 3 years thereafter; or (2) 25% of the awards vesting on the anniversary of the grant date each year.

The Black Scholes model was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions.

The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2016, 2017 and 2018:

	2016	2017	2018
Risk-free rate of return	0.65%~1.20%	1.31%~1.76%	2.01%~2.63%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	20%~23%	25%	27%~38%
Dividend yield	Nil	Nil	Nil
Fair value per ordinary share	US$3.67~$4.60	US$5.89~$7.30	US$3.00~$9.51

The weighted-average grant-date fair value of the options granted in 2016, 2017 and 2018 is US$1.93, US$3.98 and US$5.69 per share, respectively.

A summary of employee option activity under the Plan during the years ended December 31, 2017 and 2018 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at January 1, 2016	2,005,000	0.43
Granted	1,801,900	1.73
Forfeited	(345,250)	1.51

Outstanding at January 1, 2017	3,461,650	1.00	8.46	3,843
Granted	2,303,900	1.84
Forfeited	(1,866,225)	1.56

Outstanding at December 31, 2017	3,899,325	1.22	7.98	7,970
Granted	5,296,204	2.17
Forfeited	(304,900)	1.96

Outstanding at December 31, 2018	8,890,629	1.76	8.28	36,888

Vested and Exercisable as of December 31, 2018	2,399,663	0.79	6.21	2,743
Vested or expected to vest as of December 31, 2018	8,890,629	1.76	8.28	36,888

Non-Employee Share options:

At January 1, 2016, options to purchase 1,035,962 shares were outstanding with weighted average exercise price of US$0.98 and 995,962 options have vested. During the years ended December 31, 2016, 2017 and 2018, options to purchase 50,000 shares, 25,625 shares and 35,000 shares respectively, were issued to the individual advisors who are non-employees of the Group, all with an exercise price of US$1.99 and 40,000 options were forfeited. The options were issued in payment for their consultation services which was expected to be performed over 4 years from the date of issue. As services are performed, 25% of the awards vest on the anniversary of the grant date each year. The estimated fair value of the awards were determined using the Black Scholes model and assumptions disclosed above. As of December 31, 2018, 1,106,587 options were outstanding of which, 1,039,087 have vested and exercisable and the remainder are expected to vest.

Share-based compensation for all share options:

The Group recorded share based compensation expense of RMB3,438, RMB9,921 and RMB51,359 for the years ended December 31, 2016, 2017 and 2018, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
General and administrative expenses	1,846	5,176	22,477
Selling and marketing expenses	1,382	3,674	23,561
Technology and content expenses	210	1,071	5,321
Total	3,438	9,921	51,359

As of December 31, 2018, there was RMB 183,086 of total unrecognized compensation expense related to unvested share options. That cost is expected to be recognized over a weighted-average period of 2.7 years.